Stockholders' Deficiency - Summary of Warrants Activity (Details) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Jun. 24, 2016	Jan. 31, 2016	Feb. 25, 2015	Sep. 24, 2014	Jan. 15, 2014
Exercise price of per share	$ 1.00	$ 0.70	$ 2.25	$ 0.70	$ 0.97	$ 0.50
Warrants [Member]
Warrant to purchase an aggregate of shares of common stock	19,599,999
Exercise price of per share	$ 0.70	$ 0.70
Warrants [Member] | Minimum [Member]
Exercise price of per share	1.05
Warrants [Member] | Maximum [Member]
Exercise price of per share	$ 1.00